FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 217,813
Transfers into Level 3		2,500
Transfers out of Level 3		4,800
Balance at the end of period	[1]	283,711		$ 217,813
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	16,157
Balance at the end of period	[1]	14,260		16,157
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,900		3,900
Reclassifications and remeasurements upon adoption of IFRS 9						$ 0
Balance at the beginning of the period		2,900
Total gains / losses included in comprehensive income - Net gains / losses included in income		(300)		300	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		100
Purchases		0		0
Sales		0		0
Issuances		1,300		700
Settlements		(1,500)		(1,400)
Transfers into Level 3		300		500
Transfers out of Level 3		(500)		(1,400)
Foreign currency translation		0		200
Balance at the end of period, before IFRS 9 adoption				2,900
Balance at the end of period		2,200	[3]	2,900
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		600		1,500
Balance at the beginning of the period		600
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		100		100
Settlements		(200)		(400)
Transfers into Level 3		100		200
Transfers out of Level 3		0		(800)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				600
Balance at the end of period		500	[3]	600
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,000		1,800
Balance at the beginning of the period		2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		(300)		300	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		300
Purchases		0		0
Sales		0		0
Issuances		1,200		600
Settlements		(1,200)		(600)
Transfers into Level 3		300		200
Transfers out of Level 3		(500)		(500)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				2,000
Balance at the end of period		1,400	[3]	2,000
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		300		600
Reclassifications and remeasurements upon adoption of IFRS 9						0
Balance at the beginning of the period		300
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		(100)		(400)
Transfers into Level 3		0		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				300
Balance at the end of period		300	[3]	300
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		11,200		9,500
Balance at the beginning of the period		11,200
Total gains / losses included in comprehensive income - Net gains / losses included in income		500		1,400	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		900
Purchases		0		0
Sales		0		0
Issuances		5,800		5,300
Settlements		(4,300)		(5,000)
Transfers into Level 3		2,200		1,200
Transfers out of Level 3		(4,300)		(1,700)
Foreign currency translation		(200)		400
Balance at the end of period, before IFRS 9 adoption				11,200
Balance at the end of period		11,000	[3]	11,200
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,000		1,300
Balance at the beginning of the period		2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,100		1,500
Settlements		(2,000)		(800)
Transfers into Level 3		0		100
Transfers out of Level 3		0		(200)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				2,000
Balance at the end of period		1,000	[3]	2,000
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	217,814
Transfers into Level 3		2,500
Transfers out of Level 3		4,800
Balance at the end of period	[1]	283,717		217,814
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	16,157
Balance at the end of period	[1]	14,260		16,157
UBS AG | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,900		3,900
Reclassifications and remeasurements upon adoption of IFRS 9						0
Balance at the beginning of the period		2,900
Total gains / losses included in comprehensive income - Net gains / losses included in income		(300)		300	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		100
Purchases		0		0
Sales		0		0
Issuances		1,300		700
Settlements		(1,500)		(1,400)
Transfers into Level 3		300		500
Transfers out of Level 3		(500)		(1,400)
Foreign currency translation		0		200
Balance at the end of period, before IFRS 9 adoption				2,900
Balance at the end of period		2,200	[3]	2,900
UBS AG | Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		600		1,500
Balance at the beginning of the period		600
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		100		100
Settlements		(200)		(400)
Transfers into Level 3		100		200
Transfers out of Level 3		0		(800)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				600
Balance at the end of period		500	[3]	600
UBS AG | Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,000		1,800
Balance at the beginning of the period		2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		(300)		300	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		300
Purchases		0		0
Sales		0		0
Issuances		1,200		600
Settlements		(1,200)		(600)
Transfers into Level 3		300		200
Transfers out of Level 3		(500)		(500)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				2,000
Balance at the end of period		1,400	[3]	2,000
UBS AG | Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		300		600
Reclassifications and remeasurements upon adoption of IFRS 9						$ 0
Balance at the beginning of the period		300
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		(100)		(400)
Transfers into Level 3		0		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				300
Balance at the end of period		300	[3]	300
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		11,200		9,500
Balance at the beginning of the period		11,200
Total gains / losses included in comprehensive income - Net gains / losses included in income		500		1,400	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		900
Purchases		0		0
Sales		0		0
Issuances		5,800		5,300
Settlements		(4,300)		(5,000)
Transfers into Level 3		2,200		1,200
Transfers out of Level 3		(4,300)		(1,700)
Foreign currency translation		(200)		400
Balance at the end of period, before IFRS 9 adoption				11,200
Balance at the end of period		11,000	[3]	11,200
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption		2,000		1,300
Balance at the beginning of the period		2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income		0		0	[2]
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,100		1,500
Settlements		(2,000)		(800)
Transfers into Level 3		0		100
Transfers out of Level 3		0		(200)
Foreign currency translation		0		100
Balance at the end of period, before IFRS 9 adoption				2,000
Balance at the end of period		$ 1,000	[3]	$ 2,000

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income
[3]
Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion).